MANAGEMENT OF CAPITAL RISK (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Disclosure of capital management [Table Text Block]
	As at December 31,
	2025	2024
Current portion of long-term debt	35,697	32,853
Long-term debt	711,299	764,355
Cash	(187,961)	(172,732)
Net debt	559,035	624,476
Shareholders' equity	778,663	503,222